Stock-Based Compensation (Table)	12 Months Ended
Dec. 31, 2012
Stock based compensation
Stock-based compensation, fair value assumptions
	2012	2011	2010
Expected life	4.5 years	4.3 years	0.9-8.0 years
Expected volatility	40.7%-42.6%	43.4%-44.8%	26.9%-43.9%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.5%-0.9%	0.7%-2.0%	0.4%-3.1%
Estimated annual forfeiture rate	0.0%-9.1%	0.0%-7.8%	0.0%-8.4%

Summary of stock options
	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (in years)

Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	$50.10
(1,321,000 exercisable)		$53.68
Granted	580,000	40.70	$14.71
Exercised	(41,000)	34.27		$205,000
Forfeited	(97,000)	44.81
Expired	(116,000)	52.92
Outstanding at December 31, 2012	2,763,000	$48.43		$513,000	6.60
(1,657,000 exercisable)		$51.20		$513,000	5.30

Summary of nonvested restricted stock units
	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	845,000	$42.48
Granted	468,000	39.75
Vested	(225,000)	32.96
Forfeited	(75,000)	43.74
Nonvested at December 31, 2012	1,013,000	$43.24

Stock-based compensation
Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Stock option awards	$8,471	$9,549	$7,179
Restricted stock unit awards	12,300	10,037	10,056
Deferred compensation bonus and matching stock unit awards	240	12	165
Awards under employee stock purchase plan	-	255	314
Awards under Non-Employee Director compensation plan	455	330	330
Total stock-based compensation, before income taxes	21,466	20,183	18,044
Income tax benefit	(8,121)	(7,581)	(6,812)
Total stock-based compensation expense, net of income taxes	$13,345	$12,602	$11,232

Stock-based compensation, allocation by financial statement line item
December 31,	2012	2011	2010
(Dollars in thousands)
Selling, general and administrative expense	$18,437	$17,538	$16,009
System operations	3,029	2,645	2,035
Total stock-based compensation expense	$21,466	$20,183	$18,044